UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2016, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 6, 2016

Performance preview (for the year ended August 31, 2016)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+5.87%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+5.52%
Bloomberg Barclays Municipal Bond Index[1] (benchmark)	1-year return	+6.88%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+5.44%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 5.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+5.22%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+4.98%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index[2] (benchmark)	1-year return	+5.97%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+4.74%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 9.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 12 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+6.28%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+6.12%
Bloomberg Barclays Municipal Bond Index[1] (benchmark)	1-year return	+6.88%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+5.44%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 16 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1 Formerly known as the Barclays Municipal Bond Index.

2Formerly known as the Barclays 3–15 Year Blend Municipal Bond Index.

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

Back in September 2015, at the start of the Funds’ fiscal year ended Aug. 31, 2016, many investors were anticipating relatively strong U.S. economic growth. Accordingly, the U.S. Federal Reserve was widely expected to begin raising its target short-term interest rate for the first time in nine years. The Fed eventually did so at its December 2015 meeting, increasing the federal funds rate by 0.25 percentage points.

It soon became clear, however, that the U.S. economy was growing at a relatively sluggish pace — one factor behind the Fed’s decision to leave rates alone for the remainder of the Funds’ fiscal year. Although U.S. gross domestic product (GDP) expanded by a moderate rate of 2.0% in the third quarter of 2015, it slowed to an annual pace of just 0.9% growth in the fourth quarter, and 0.8% and an estimated 1.1% in the first and second quarters of 2016, respectively (source: U.S. Commerce Department).

Investor concern also extended beyond the United States and included worries about Chinese economic growth, new financial challenges in Europe, and, in June, U.K. voters’ decision to leave the European Union. This vote, dubbed Brexit, led to significant short-term market volatility, although markets quickly recovered.

Municipal bond market conditions

Against this backdrop, interest rates unexpectedly fell for much of the fiscal year — beneficial for municipal bond and other fixed income investors. This was particularly true in the first half of calendar year 2016, as concerns rose about the global economy, weak commodity prices, and the Fed’s apparent unwillingness to raise rates further.

Continuing a trend of several years, tax-exempt bonds with longer maturity dates tended to outpace those with shorter maturities. Also, lower-rated, higher yielding issues again generally surpassed their investment grade counterparts, performing particularly well in this environment.

The following table shows municipal bond returns, by maturity and credit quality, for the 12 months ended Aug. 31, 2016:

Maturity

5 years	4.01%
10 years	7.34%
22+ years	10.46%
Credit quality

AAA	5.59%
AA	6.20%
A	8.51%
BBB	8.83%

Source: Bloomberg

Other positive factors included the continued favorable balance between supply and demand of municipal debt, and the healthy credit environment for many state and local municipal borrowers.

Tobacco was the strongest-performing sector in the municipal bond marketplace, as these lower-rated, higher yielding securities benefited from issuers’ generally improved credit quality and strong investor demand for yield. Other bond categories dominated by lower-rated issuers also fared well, including transportation and healthcare. Higher-quality categories, including state general obligation bonds, produced positive returns that nevertheless lagged the overall municipal bond market.

Sticking to our strategy

For all three Funds in this report, our management approach remained consistent, as it does in every market environment. With our bottom-up investment strategy, we evaluate potential bond holdings one by one. Working with our municipal credit analysts, we conduct thorough research to determine which bonds we believe offer the most favorable apparent trade-off between their credit risk and income generation.

In general, we emphasize bonds with lower-investment-grade or below-investment-grade credit ratings, where we believe our credit research capabilities can provide us potentially more meaningful insights. During the fiscal period, both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund had substantial allocations to bonds with credit ratings of A and BBB, the two lowest rating tiers among investment grade bonds.

Both Funds also had exposure to high yield bonds — rated below BBB. Up to 20% of these two Funds’ net assets can be invested in high yield municipal debt. When making use of this basket of investments, we focused on securities that provided a combination of what we believed to be attractive income and credit characteristics.

Delaware Minnesota High-Yield Municipal Bond Fund has significantly more flexibility to invest in lower-rated issues, reflecting its high-yield mandate. As of fiscal year end, 31.8% of the Fund’s portfolio was held in below-investment-grade bonds, down from 33.4% 12 months earlier.

As we normally do, we maintained a neutral duration, or sensitivity to interest rate changes, within the Funds, roughly on par with that of their respective benchmarks. We preferred to seek to add value through credit selection rather than interest rate management.

During the fiscal period, we took advantage of opportunities to add the types of higher yielding, lower-rated bonds we often favor. In states with smaller amounts of tax-exempt bond issuance, such as Minnesota, it can be challenging to find enough lower-rated bonds to add to the portfolios. To keep the Funds fully invested, we typically purchase higher-quality, in-state bonds as placeholders while we wait for what we view as attractive lower-rated, longer-dated issues to emerge. We made use of this strategy while researching potentially better-yielding long-term investment opportunities — a process that was ongoing as the fiscal year concluded.

The purchases we made in the Funds were largely financed through bond calls and maturities, as well as the proceeds of new share purchases by investors. We were reluctant to sell many of the Funds’ bond holdings, however, as many of these older issues offered higher income and were better long-term investments, in our view.

Within the Funds

Given the market trends of slow growth, economic uncertainty, and low yields, we believe all three Funds were well positioned for the fiscal year, with healthy exposure to longer-dated, lower-rated credits. Many of the Funds’ strongest-performing bonds had one or both of these characteristics.

In Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund, for example, we benefited from a position in St. Paul Housing and Redevelopment Authority hospital revenue bonds for the HealthEast Care System. These bonds, rated BBB- by Standard & Poor’s (S&P) and Fitch, had a 2030 maturity date and a 5% coupon, which helped them gain 16% in value for the fiscal year.

Meanwhile, an allocation to bonds for Academia Cesar Chavez School, a charter school in St. Paul helped both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund. These below-investment-grade bonds, which rose 14%, also benefited from their long maturity date and 5.25% coupon.

Similarly, Delaware Minnesota High-Yield Municipal Bond Fund saw particularly strong performance from its bonds for the Eagle Ridge Academy charter school in Minnetonka. As with the Cesar Chavez bonds, they benefited from their

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

relatively long maturities and below-investment-grade rating, which resulted in a return of more than 20%.

In contrast, the poor performance of St. Paul corporate-backed solid waste bonds for Gerdau Steel, a Brazilian steel company, hampered all three Funds. These lower-investment-grade bonds with a 2037 maturity date struggled because of the twin headwinds of declining steel prices and Brazil’s economic weakness and political turmoil. That said, as Gerdau successfully restructured some of its debt, the bonds bounced back strongly over time, finishing the fiscal year with only a modest decline.

Additionally, in keeping with the market trends we outlined earlier, all three Funds saw limited performance from bonds with short maturity or call dates, high credit quality, or both. In Delaware Tax-Free Minnesota Fund, for example, single-family housing bonds produced marginal performance despite a strong market environment, as the securities had been advance refunded, giving them a short duration and high credit quality.

Similarly, in Delaware Tax-Free Minnesota Intermediate Fund, Minneapolis general obligation bonds, which combined a 2023 maturity date with the top credit rating of AAA, were very modest gainers. And short-dated higher education bonds issued for St. Olaf College were relative underperformers for Delaware Minnesota High-Yield Municipal Bond Fund.

Minnesota economic backdrop

The state has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade similar to the U.S.. Other relevant notes:

●	July 2016 nonfarm employment of 2.9 million was up 1.5% from a year earlier.

●	The state’s unemployment rate of 3.9% in July 2016 was well below the 4.9% national average.

●	Over the past five years, the state’s per capita personal income levels have consistently been above the national average.

●	Fiscal year 2016 General Fund revenues are estimated to total $20.9 billion, 1.1% above projections and 2.7% above fiscal year 2015 collections.

●	Income tax revenues were in line with budget estimates, sales tax collections were 0.4% below budget, and corporate tax receipts were 11.1% higher than budget.

●	In February 2016, the state projected a fiscal year 2016-2017 General Fund budgetary balance of $900 million, 2.2% of the state’s operating budget forecast.

Data: bls.gov, bea.gov, ncsl.org, Minnesota Management and Budget.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016

	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+5.52%	+4.61%	+4.45%	+6.52%
Including sales charge	+0.80%	+3.65%	+3.97%	+6.37%
Class C (Est. May 4, 1994)
Excluding sales charge	+4.73%	+3.83%	+3.66%	+4.36%
Including sales charge	+3.73%	+3.83%	+3.66%	+4.36%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+5.87%	n/a	n/a	+6.34%
Including sales charge	+5.87%	n/a	n/a	+6.34%
Bloomberg Barclays Municipal Bond Index	+6.88%	+4.80%	+4.87%	+6.32%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Performance summaries

Delaware Tax-Free Minnesota Fund

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	0.70%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$16,093
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$14,755

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2013, through Aug. 31, 2016	Starting value	Ending value
Delaware Tax-Free Minnesota Fund — Institutional Class shares	$10,000	$11,780
Bloomberg Barclays Municipal Bond Index	$10,000	$11,776

Performance summaries

Delaware Tax-Free Minnesota Fund

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The Bloomberg Barclays Municipal Bond Index (formerly known as the Barclays Municipal Bond Index) measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016

	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+4.98%	+3.66%	+3.96%	+4.95%
Including sales charge	+2.06%	+3.09%	+3.67%	+4.86%
Class C (Est. May 4, 1994)
Excluding sales charge	+4.17%	+2.78%	+3.09%	+3.54%
Including sales charge	+3.17%	+2.78%	+3.09%	+3.54%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+5.22%	n/a	n/a	+4.97%
Including sales charge	+5.22%	n/a	n/a	+4.97%
Bloomberg Barclays 3–15 Year Blend
Municipal Bond Index	+5.97%	+4.08%	+4.79%	+5.21%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Sept. 1, 2015, through Aug. 31, 2016.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

**The aggregate contractual waiver period covering this report is from

   Dec. 29, 2014 through Dec. 29, 2016.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.97%	1.72%	0.72%
(without fee waivers)
Net expenses	0.84%	1.69%	0.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,969
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$14,335

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2013, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$11,450
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$11,380

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 12.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (formerly known as the Barclays 3–15 Year Blend Municipal Bond Index) measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2016

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2016

	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+6.12%	+4.94%	+4.55%	+5.36%
Including sales charge	+1.35%	+3.98%	+4.07%	+5.13%
Class C (Est. June 7, 1996)
Excluding sales charge	+5.22%	+4.15%	+3.77%	+4.58%
Including sales charge	+4.22%	+4.15%	+3.77%	+4.58%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+6.28%	n/a	n/a	+6.74%
Including sales charge	+6.28%	n/a	n/a	+6.74%
Bloomberg Barclays Municipal Bond Index	+6.88%	+4.80%	+4.87%	+6.32%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2015 through Aug. 31, 2016.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.89%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014, through Dec. 29, 2016.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2006, through Aug. 31, 2016

For period beginning Aug. 31, 2006, through Aug. 31, 2016	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$16,093
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$14,902

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2016

For period beginning Dec. 31, 2013, through Aug. 31, 2016	Starting value	Ending value
Delaware Minnesota High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$11,898
Bloomberg Barclays Municipal Bond Index	$10,000	$11,776

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2006, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2006.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 16.

The Bloomberg Barclays Municipal Bond Index (formerly known as the Barclays Municipal Bond Index) measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2016 to August 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2016 to Aug. 31, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2016 to August 31, 2016 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,028.60	0.85%	$4.33
Class C	1,000.00	1,024.60	1.60%	8.14
Institutional Class	1,000.00	1,029.80	0.60%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.86	0.85%	$4.32
Class C	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,022.12	0.60%	3.05

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,024.20	0.84%	$4.27
Class C	1,000.00	1,020.70	1.69%	8.58
Institutional Class	1,000.00	1,025.90	0.69%	3.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class C	1,000.00	1,016.64	1.69%	8.57
Institutional Class	1,000.00	1,021.67	0.69%	3.51

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratio	Expenses Paid During Period 3/1/16 to 8/31/16*
Actual Fund return†
Class A	$1,000.00	$1,034.80	0.89%	$4.55
Class C	1,000.00	1,029.90	1.64%	8.37
Institutional Class	1,000.00	1,035.10	0.64%	3.27
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.66	0.89%	$4.52
Class C	1,000.00	1,016.89	1.64%	8.31
Institutional Class	1,000.00	1,021.92	0.64%	3.25

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from   fiscal year returns.

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.43%
Corporate-Backed Revenue Bonds	1.94%
Education Revenue Bonds	13.96%
Electric Revenue Bonds	5.93%
Healthcare Revenue Bonds	26.82%
Housing Revenue Bonds	1.74%
Lease Revenue Bonds	2.97%
Local General Obligation Bonds	9.35%
Pre-Refunded/Escrowed to Maturity Bonds	18.34%
Special Tax Revenue Bonds	3.17%
State General Obligation Bonds	8.59%
Transportation Revenue Bonds	3.47%
Water & Sewer Revenue Bonds	3.15%
Short-Term Investments	0.45%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	99.17%
U.S. Virgin Islands	0.38%
Total Value of Securities	99.88%

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.51%
Corporate-Backed Revenue Bonds	1.33%
Education Revenue Bonds	17.40%
Electric Revenue Bonds	7.59%
Healthcare Revenue Bonds	29.06%
Housing Revenue Bonds	0.39%
Lease Revenue Bonds	5.39%
Local General Obligation Bonds	8.20%
Pre-Refunded Bonds	13.54%
Special Tax Revenue Bonds	2.79%
State General Obligation Bonds	6.11%
Transportation Revenue Bonds	4.92%
Water & Sewer Revenue Bonds	2.79%
Short-Term Investments	0.50%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.34%
Minnesota	99.67%
Total Value of Securities	100.01%

Security type / sector/ territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.71%
Corporate-Backed Revenue Bonds	1.52%
Education Revenue Bonds	20.05%
Electric Revenue Bonds	7.87%
Healthcare Revenue Bonds	29.12%
Housing Revenue Bonds	2.09%
Lease Revenue Bonds	3.04%
Local General Obligation Bonds	11.90%
Pre-Refunded Bonds	10.21%
Special Tax Revenue Bonds	5.25%
State General Obligation Bonds	4.41%
Transportation Revenue Bonds	1.95%
Water & Sewer Revenue Bonds	1.30%
Short-Term Investments	2.37%
Total Value of Securities	101.08%
Liabilities Net of Receivables and Other Assets	(1.08%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	100.76%
Total Value of Securities	101.08%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2016

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.43%

Corporate-Backed Revenue Bonds – 1.94%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$8,002,800
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	3,790,000	3,430,897

		11,433,697

Education Revenue Bonds – 13.96%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.25% 8/1/46	150,000	152,425
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,403,081
Series A 5.00% 3/1/39	385,000	406,826
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	275,785
Series A 5.00% 7/1/45	1,390,000	1,518,408
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,193,200
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,747,800
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	636,921
Series A 5.75% 8/1/44	1,190,000	1,322,161
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	813,210
Series A 5.00% 7/1/47	2,290,000	2,404,340
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	612,254
Series A 5.00% 7/1/44	1,770,000	1,851,562
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	951,844
Series A 5.00% 7/1/47	2,300,000	2,377,648
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	498,379
5.50% 8/1/49	2,260,000	2,412,821

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	$9,637,365
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,535,525
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,052,010
Series 7-D 5.00% 3/1/30	1,500,000	1,647,075
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,089,040
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,498,107
Series 7-Q 5.00% 10/1/23	350,000	410,403
Series 7-Q 5.00% 10/1/24	475,000	560,856
Series 7-Q 5.00% 10/1/27	200,000	233,704
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	612,380
Series 8-I 5.00% 10/1/33	250,000	305,500
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	829,380
Series 8-G 5.00% 12/1/32	670,000	826,847
Series 8-N 4.00% 10/1/33	1,765,000	2,022,496
Series 8-N 4.00% 10/1/35	500,000	569,110
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,027,772
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,225,660
Series 7-U 5.00% 4/1/23	550,000	672,369
Series 8-L 5.00% 4/1/35	750,000	911,745
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	821,809
Series A 5.00% 9/1/44	1,500,000	1,591,290
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,094,706
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	897,155
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,000,000	2,029,500
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,517,962
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,169,579

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/35	3,175,000	$3,998,722
Series A 5.00% 4/1/36	2,650,000	3,326,995
Series A 5.25% 12/1/28	1,000,000	1,177,610
Series A 5.25% 12/1/29	1,850,000	2,176,877
Series D 5.00% 12/1/27	1,000,000	1,186,040
State Supported Stadium Debt Series A 5.00% 8/1/26	3,760,000	4,812,386

		82,046,640

Electric Revenue Bonds – 5.93%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,427,691
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	791,098
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,121,570
5.00% 10/1/29	395,000	483,448
5.00% 10/1/30	500,000	609,765
5.00% 10/1/33	1,205,000	1,455,568
5.00% 10/1/36	100,000	122,859
Series A 5.00% 10/1/30	1,060,000	1,292,702
Series A 5.00% 10/1/34	750,000	903,487
Series A 5.00% 10/1/35	1,525,000	1,830,854
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	686,772
5.00% 1/1/30	520,000	647,691
Series A 5.00% 1/1/25	125,000	151,000
Series A 5.00% 1/1/26	425,000	510,561
Series A 5.00% 1/1/31	520,000	608,977
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	365,768
Series B 5.00% 12/1/28	275,000	341,129
Series B 5.00% 12/1/31	1,365,000	1,683,564
Series B 5.00% 12/1/33	300,000	368,631
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,595,698
Series A 5.00% 1/1/46	2,000,000	2,423,120
Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,322,450
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,208,960

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	$4,820,680
Series A 5.00% 1/1/40	1,250,000	1,492,337
Series A 5.00% 1/1/46	3,000,000	3,568,170

		34,834,550

Healthcare Revenue Bonds – 26.82%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,546,785
6.20% 7/1/45	2,000,000	2,068,320
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,120,820
Series A 7.00% 11/1/46	1,220,000	1,355,274
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,174,019
5.375% 11/1/34	320,000	351,430
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	2,015,000	2,178,013
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,385,000	2,393,514
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	618,355
5.00% 11/1/44	500,000	585,960
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	292,438
Series A 5.00% 8/1/46	2,380,000	2,473,129
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	773,158
Series A 5.00% 4/1/40	705,000	745,848
Series A 5.00% 4/1/48	315,000	330,385
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,109,981
6.00% 6/15/39	3,570,000	4,098,289

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	$1,270,000
5.40% 8/1/40	1,000,000	1,019,510
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	547,175
4.00% 4/1/25	660,000	721,552
4.00% 4/1/31	60,000	64,290
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	701,105
5.75% 2/1/44	500,000	534,350
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	1,570,000	1,665,990
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,202,600
5.00% 9/1/32	1,000,000	1,196,360
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,616,325
5.25% 5/1/37	2,950,000	3,020,859
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	607,015
Series A 5.00% 11/15/34	500,000	603,800
Series A 5.00% 11/15/44	1,000,000	1,188,560
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	965,000	1,075,550
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	525,690
5.25% 11/1/45	1,950,000	2,058,576
5.375% 11/1/50	455,000	473,296
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital Clinics) Series A 5.25% 8/15/35	2,085,000	2,397,604
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,378,852

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,709,000
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,857,638
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,813,198
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	466,877
Series A 5.00% 11/1/32	330,000	355,073
Series A 5.00% 11/1/42	1,250,000	1,334,875
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,850,367
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,508,414
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,918,054
Series D Remarketing 5.00% 11/15/38	6,405,000	7,261,989
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	358,505
5.00% 7/1/33	650,000	761,039
5.875% 7/1/30	1,850,000	2,144,372
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,405,734
Series A 5.30% 9/1/37	1,200,000	1,310,652
Series A 6.375% 9/1/42	2,435,000	2,464,877
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,411,560
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	1,012,914
5.00% 9/1/24	575,000	717,905
5.00% 9/1/25	750,000	930,698
5.00% 9/1/26	575,000	709,188
5.00% 9/1/27	405,000	497,376
5.00% 9/1/28	425,000	517,246
5.00% 9/1/29	425,000	514,339
5.00% 9/1/34	730,000	865,364

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,100,000	$1,228,359
Series A 5.00% 5/1/46	7,715,000	9,387,843
Series A Unrefunded Balance 5.125% 5/1/30	740,000	838,879
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	5,605,000	6,351,978
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,200,000	2,707,914
5.00% 7/1/32	2,500,000	3,051,250
5.00% 7/1/33	1,260,000	1,532,198
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,102,783
Series A 5.00% 11/15/30	670,000	810,935
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,157,717
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,332,283
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,660
Series A 5.375% 5/1/43	500,000	500,570
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,143,807
Series A 5.75% 11/1/39	2,365,000	2,565,765
Series A 6.00% 5/1/47	3,685,000	4,016,134
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	932,000
4.65% 7/1/26	540,000	593,568
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	539,550
5.125% 12/1/44	1,605,000	1,727,799
5.25% 12/1/49	750,000	815,843

		157,619,866

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.74%
Minnesota Housing Finance Agency
(Residential Housing) Series L 5.10% 7/1/38 (AMT)	6,735,000	$6,778,845
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities Program) Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,880,000	2,065,349
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,379,676

		10,223,870

Lease Revenue Bonds – 2.97%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,505,788
Series A 5.00% 6/1/43	3,835,000	4,603,534
Series B 5.00% 3/1/28	2,500,000	2,991,900
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,866,716
5.00% 8/1/35	1,645,000	1,956,892
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research) 5.00% 8/1/35	3,960,000	4,515,390

		17,440,220

Local General Obligation Bonds – 9.35%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	549,220
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,438,232
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,074,146
Series A 4.00% 2/1/29	1,800,000	2,087,892
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,462,308
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,257,290
Series A 5.00% 2/1/33	3,585,000	4,489,890
Duluth Independent School District No 709
Series A 4.00% 2/1/27	160,000	186,814
Series A 4.00% 2/1/28	1,250,000	1,440,212

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	$7,238,348
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,709,803
Hennepin County
Series A 5.00% 12/1/36	2,365,000	3,014,476
Series A 5.00% 12/1/41	4,000,000	5,060,400
New Brighton Tax Increment Revenue
Series A 5.00% 2/1/27 (NATL)	1,000,000	1,017,750
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,636,525
Series A 4.75% 2/1/26	3,600,000	3,793,968
Series A 4.75% 2/1/27	2,300,000	2,419,922
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,051,976
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,260
5.125% 12/1/24	1,000,000	1,003,570

		54,940,002

Pre-Refunded / Escrowed to Maturity Bonds – 18.34%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,821,780
(City of Bloomington)
8.15% 9/1/16 (NATL) (IBC) (GNMA) (AMT)	405,000	405,000
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	18,835,338
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23-18§	180,000	202,603
Series A 6.625% 11/15/28-18§	3,000,000	3,393,090
Series B 6.50% 11/15/38-18 (AGC)§	175,000	197,453
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	6,947,036
Minnesota
Series A 5.00% 10/1/24-21§	70,000	83,785
Series A 5.00% 10/1/27-21§	80,000	95,755
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	52,598
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.25% 4/1/39-17§	750,000	770,745

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	685,000	$692,062
Series A 5.75% 1/1/18-17 (AMBAC – TCRS)§	120,000	121,237
Series A 5.75% 1/1/18-17 (NATL – IBC)§	220,000	222,268
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,123,150
5.50% 5/1/39-19 (AGC)§	6,000,000	6,758,640
Series A 5.125% 5/1/30-20§	8,610,000	9,953,418
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	17,550,000	20,045,259
Series C 5.50% 7/1/23-18§	3,000,000	3,268,470
Series C 5.625% 7/1/26-18§	1,925,000	2,101,638
Series C 5.75% 7/1/30-18§	5,035,000	5,508,492
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,627,125
Washington County Community Development Agency Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37-17§	1,500,000	1,555,785

		107,782,727

Special Tax Revenue Bonds – 3.17%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,218,209
Series B 5.00% 12/15/20	1,000,000	1,056,160
Series B 5.00% 12/15/24	1,150,000	1,213,813
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,549,540
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	281,110
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,262,633
5.00% 6/1/25	2,000,000	2,229,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	801,805
Series G 5.00% 11/1/31	1,500,000	1,828,620

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	$2,229,120

		18,670,710

State General Obligation Bonds – 8.59%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,820,777
Series A 5.00% 8/1/29	1,500,000	1,926,645
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,435,846
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	6,205,576
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,950,500
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	7,070,928
Series A 5.00% 8/1/30	4,200,000	5,240,130
Series A 5.00% 8/1/32	2,755,000	3,414,189
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,096,636
Series F 5.00% 10/1/22	3,500,000	4,308,570

		50,469,797

Transportation Revenue Bonds – 3.47%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,410,863
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,195,370
Series B 5.00% 1/1/26	575,000	679,063
Series B 5.00% 1/1/27	1,160,000	1,369,287
Series B 5.00% 1/1/28	2,750,000	3,243,047
Series B 5.00% 1/1/29	120,000	141,179
Series B 5.00% 1/1/30	1,675,000	1,967,706
Series B 5.00% 1/1/31	1,750,000	2,049,933
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,040,750
Series A 5.00% 8/1/35	1,145,000	1,160,446
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,642,065
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,477,440

		20,377,149

Water & Sewer Revenue Bonds – 3.15%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,958,743
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,759,880

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Metropolitan Council Waste Water Treatment Revenue
Series B 5.00% 9/1/22	2,125,000	$2,613,686
Series B 5.00% 9/1/25	2,000,000	2,459,520
Series E 5.00% 9/1/22	2,620,000	3,222,522
Series E 5.00% 9/1/23	2,000,000	2,446,480
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	3,060,650

		18,521,481

Total Municipal Bonds (cost $538,698,018)		584,360,709

Short-Term Investments – 0.45%

Variable Rate Demand Notes – 0.45%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.56% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	625,000	625,000
(Children’s Hospital Clinics) Series A-II 0.60% 8/15/37 (AGM) (SPA – U.S. Bank N.A.)	2,000,000	2,000,000

Total Short-Term Investments (cost $2,625,000)		2,625,000

Total Value of Securities – 99.88% (cost $541,323,018)		$586,985,709

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $6,818,041, which represents 1.16% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

IBC – Insured Bond Certificate

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

TCRS – Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2016

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.51%

Corporate-Backed Revenue Bonds – 1.33%
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$750,263
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	725,000	656,306

		1,406,569

Education Revenue Bonds – 17.40%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.00% 8/1/36	110,000	110,625
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	515,705
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	342,231
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	461,219
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	567,890
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	720,000	721,195
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	537,765
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	556,699
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,082,850
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,051,860
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	272,010
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	497,815
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	348,153
Series 6-U 4.50% 10/1/23	265,000	284,401
Series 8-I 5.00% 10/1/31	130,000	160,060
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	154,735
Series 8-G 5.00% 12/1/32	125,000	154,263
Series 8-N 4.00% 10/1/33	200,000	229,178
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,077,160
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,590,414

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	$635,430
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	425,000	460,683
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	370,000	375,458
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	274,076
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,171,780
Series A 5.00% 4/1/37	1,125,000	1,410,176
Series A 5.25% 12/1/28	750,000	883,208
Series D 5.00% 12/1/26	1,000,000	1,188,830
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,279,890

		18,395,759

Electric Revenue Bonds – 7.59%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,264,659
Series E 5.00% 1/1/23	1,000,000	1,168,670
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	313,067
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/36	200,000	245,718
5.00% 10/1/47	210,000	256,009
Series A 5.00% 10/1/29	500,000	611,960
Series A 5.00% 10/1/30	240,000	292,687
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	188,282
5.00% 1/1/31	350,000	433,937
Series A 5.00% 1/1/25	200,000	241,600
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	240,000	292,342
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,720,160

		8,029,091

Healthcare Revenue Bonds – 29.06%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	296,519

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	$810,675
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,471,311
5.00% 11/1/25	250,000	311,105
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	501,322
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	142,981
Series A 5.00% 4/1/40	125,000	132,243
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	855,398
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	508,430
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	293,255
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	770,000	816,724
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	300,000	318,342
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	384,832
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	607,015
Series A 5.00% 11/15/34	500,000	603,800
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,465,000	1,632,830
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	557,231
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,150,360
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,860,175

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	$476,012
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,059,383
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	534,310
Series C 4.50% 11/15/38 ●	1,000,000	1,164,250
(Olmsted Medical Center Project) 5.125% 7/1/20	820,000	902,910
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,169,522
Series A 6.125% 9/1/30	845,000	855,047
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	601,220
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	865,000	965,937
Series A 5.00% 5/1/46	375,000	456,311
Series A Unrefunded Balance 5.125% 5/1/30	360,000	408,103
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,267,900
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,080,990
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,830,750
5.00% 7/1/33	200,000	243,206
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	199,955
Series A 5.00% 11/15/30	120,000	145,242
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,029,100
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	539,905
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	539,550

		30,724,151

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 0.39%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	120,000	$120,319
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	295,645

		415,964

Lease Revenue Bonds – 5.39%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,325,093
Series A 5.00% 6/1/43	715,000	858,286
Series B 5.00% 3/1/21	250,000	294,910
Series B 5.00% 3/1/27	1,000,000	1,187,610
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,147,900
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	882,314

		5,696,113

Local General Obligation Bonds – 8.20%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	528,405
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	523,222
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	288,043
Hennepin County
Series A 5.00% 12/1/36	1,000,000	1,274,620
Series B 4.00% 12/1/20	500,000	567,315
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,512,705
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,122,375
South Washington County Independent School District No. 833 (School Building) Series A 4.00% 2/1/22	750,000	780,593
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,074,430

		8,671,708

Pre-Refunded Bonds – 13.54%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,797,620

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	$1,078,410
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,500,000	1,696,545
Series B 6.50% 11/15/38-18 (AGC)§	265,000	299,000
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	1,000,000	1,136,990
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.00% 4/1/24-17§	1,000,000	1,026,090
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A 5.125% 5/1/30-20§	2,960,000	3,421,849
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,135,170
Series C 5.625% 7/1/26-18§	2,500,000	2,729,400

		14,321,074

Special Tax Revenue Bonds – 2.79%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	113,842
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,242,002
4.50% 6/1/25 (AGC)	1,000,000	1,096,670
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	493,092

		2,945,606

State General Obligation Bonds – 6.11%
Minnesota
Series A 5.00% 8/1/27	1,610,000	2,083,195
Series A 5.00% 8/1/29	1,000,000	1,284,430
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	477,624
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,387,982
Series F 5.00% 10/1/22	1,000,000	1,231,020

		6,464,251

Transportation Revenue Bonds – 4.92%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,278,207

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	$1,094,200
Series B 5.00% 1/1/26	710,000	838,496
Series B 5.00% 1/1/31	750,000	878,542
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,113,020

		5,202,465

Water & Sewer Revenue Bonds – 2.79%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	357,734
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,224,260
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,368,496

		2,950,490

Total Municipal Bonds (cost $98,346,696)		105,223,241

Short-Term Investments – 0.50%

Variable Rate Demand Notes – 0.50%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.56% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	300,000	300,000
(Children’s Hospital Clinics) Series A-II 0.60% 8/15/37 (AGM) (SPA – U.S. Bank N.A.)	225,000	225,000

Total Short-Term Investments (cost $525,000)		525,000

Total Value of Securities – 100.01% (cost $98,871,696)		$105,748,241

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $1,618,311, which represents 1.53% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2016

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.71%

Corporate-Backed Revenue Bonds – 1.52%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,750,613
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	1,225,000	1,108,931

		2,859,544

Education Revenue Bonds – 20.05%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project)
Series A 4.00% 8/1/36	375,000	377,130
Series A 4.00% 8/1/41	750,000	750,592
Series A 4.25% 8/1/46	850,000	863,744
Series A 7.00% 8/1/38	500,000	511,265
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,341,996
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	275,785
Series A 5.00% 7/1/45	230,000	251,247
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,096,600
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,070,800
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	585,000	649,970
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	249,810
Series A 5.00% 7/1/47	710,000	745,450
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,176
Series A 5.00% 7/1/44	495,000	517,810
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	225,000	225,373
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,054,770
Series A 5.00% 7/1/47	800,000	827,008
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	848,304

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	$1,521,315
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,157,989
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	276,560
4.00% 5/1/25	200,000	219,862
4.00% 5/1/26	100,000	109,264
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	381,953
Series 7-Q 5.00% 10/1/26	280,000	328,146
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	885,646
Series 8-I 5.00% 10/1/34	215,000	261,943
(St. Olaf College)
Series 6-O Unrefunded Balance 4.50% 10/1/32	75,000	75,227
Series 6-O Unrefunded Balance 5.00% 10/1/22	340,000	341,278
Series 8-G 5.00% 12/1/31	205,000	253,765
Series 8-G 5.00% 12/1/32	205,000	252,991
Series 8-N 4.00% 10/1/34	800,000	915,176
Series 8-N 4.00% 10/1/35	590,000	671,550
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	808,620
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,112,830
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,564,769
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	943,045
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	768,990
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,775,813
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,738,275
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,585,740
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	466,231
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,674,227
Series A 5.125% 4/1/34	1,000,000	1,111,110
Series A 5.25% 12/1/28	1,500,000	1,766,415

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	$1,919,835

		37,720,395

Electric Revenue Bonds – 7.87%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,725,705
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	438,295
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	589,073
Series A 5.00% 12/1/26	360,000	433,364
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	204,027
5.00% 10/1/47	745,000	908,222
Series A 5.00% 10/1/28	500,000	615,100
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	639,850
5.00% 1/1/28	500,000	631,490
5.00% 1/1/29	470,000	589,949
Series A 5.00% 1/1/18 (AGC)	1,000,000	1,056,410
Series A 5.00% 1/1/24	680,000	825,561
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	487,236
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	610,600
Series A 5.00% 1/1/33	1,750,000	2,115,680
Series A 5.00% 1/1/34	450,000	542,326
Series A 5.00% 1/1/40	2,000,000	2,387,740

		14,800,628

Healthcare Revenue Bonds – 29.12%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,832,952
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	426,916
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,082,360
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,905,000	1,911,801
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	875,109

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 5.00% 8/1/51	870,000	$896,735
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	211,826
Series A 5.00% 4/1/40	190,000	201,009
Series A 5.00% 4/1/48	185,000	194,035
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	855,397
6.00% 6/15/39	1,000,000	1,147,980
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	198,227
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	796,710
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	450,000	477,513
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	737,966
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,256,870
5.25% 5/1/37	1,000,000	1,024,020
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	607,015
Series A 5.00% 11/15/34	500,000	603,800
Series A 5.00% 11/15/44	1,000,000	1,188,560
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	234,058
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,768,357
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,721
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,007,020
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,660,425

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	$531,055
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,115,140
Series A 7.375% 12/1/41	375,000	420,285
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	199,253
Series A 6.875% 12/1/48	800,000	941,856
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,949,793
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	418,502
5.00% 7/1/27	245,000	294,497
5.00% 7/1/28	225,000	269,098
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,228,403
Series A 6.25% 9/1/36	925,000	936,239
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	862,620
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	143,911
5.00% 9/1/34	105,000	124,470
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,608,034
Series A 5.00% 5/1/46	675,000	821,360
Series B 5.00% 5/1/23	2,000,000	2,457,000
Series B Unrefunded Balance 5.125% 5/1/30	15,000	17,004
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	1,098,450
5.00% 7/1/33	1,540,000	1,872,686
Series A 4.00% 7/1/33	1,320,000	1,473,252
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	333,259
Series A 5.00% 11/15/30	205,000	248,122

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	$790,713
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,827,381
Series A 5.15% 11/1/42	775,000	814,804
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,001,140
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,826,752
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,598,685
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	283,228
Series A 5.75% 11/1/39	590,000	640,085
Series A 6.00% 5/1/47	920,000	1,002,671
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,531,365
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,359,737

		54,788,232

Housing Revenue Bonds – 2.09%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	685,000	685,562
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	29,635	29,648
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing Infrastructure) Series C 5.00% 8/1/33	100,000	119,358
(Residential Housing) Series L 5.10% 7/1/38 (AMT)	1,010,000	1,016,575
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,322,621
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,662

		3,926,426

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 3.04%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	$2,108,102
Series A 5.00% 6/1/43	1,000,000	1,200,400
Series B 4.00% 3/1/26	375,000	423,195
Series B 5.00% 3/1/21	250,000	294,910
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,693,444

		5,720,051

Local General Obligation Bonds – 11.90%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,873,562
Duluth
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,247,560
Duluth Independent School District No 709
Series A 4.00% 2/1/27	440,000	513,740
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,732,855
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,155
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,911,930
Series B 5.00% 12/1/23	1,300,000	1,642,771
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,254,940
Series A 5.00% 2/1/29	1,000,000	1,248,720
Series A 5.00% 2/1/30	445,000	553,389
Series A 5.00% 2/1/31	1,000,000	1,239,180
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,512,705
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,578,210
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,214
5.125% 12/1/24	205,000	205,732
5.25% 12/1/26	1,540,000	1,545,405
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,611,645

		22,393,713

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 10.21%§
Bemidji Health Care Facilities First Meeting Revenue
(North Country Health Services) 5.00% 9/1/20-16/§	1,150,000	$1,150,000
Chaska Independent School District No. 112
(School Building) Series A 4.50% 2/1/28-17 (NATL)§	1,000,000	1,015,680
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	625,930
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,148,957
Series B 6.50% 11/15/38-18 (AGC)§	40,000	45,132
Minnesota
Series A 5.00% 10/1/24-21§	15,000	17,954
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,018,630
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	928,136
Series 6-O 5.00% 10/1/22-16§	660,000	662,514
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC)§	1,500,000	1,689,660
Series A 5.125% 5/1/30-20§	3,110,000	3,595,253
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	3,005,000	3,432,251
Series C 5.50% 7/1/23-18§	1,000,000	1,089,490
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36-16§	750,000	757,485
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37-17§	1,000,000	1,037,190

		19,214,262

Special Tax Revenue Bonds – 5.25%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,055,760
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,584,240
Series B 5.00% 12/15/24	1,000,000	1,055,490

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	$1,191,762
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	279,280
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	212,102
4.00% 3/1/30	260,000	269,498
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	730,142
4.00% 3/1/27	650,000	672,210
Minnesota 911 Revenue
(Public Safety Radio Communication System Project) 5.00% 6/1/24 (AGC)	1,000,000	1,071,150
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,020,760
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	739,638

		9,882,032

State General Obligation Bonds – 4.41%
Minnesota
Series A 5.00% 8/1/24	500,000	640,180
Series A 5.00% 8/1/27	2,175,000	2,814,254
Series A 5.00% 8/1/29	1,000,000	1,284,430
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,175,480
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,373,202

		8,287,546

Transportation Revenue Bonds – 1.95%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,164,580
Subordinate Series B 5.00% 1/1/29	2,130,000	2,505,924

		3,670,504

Water & Sewer Revenue Bonds – 1.30%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	604,044
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,836,390

		2,440,434

Total Municipal Bonds (cost $174,724,129)		185,703,767

	Principal amount°	Value (U.S. $)

Short-Term Investments – 2.37%

Variable Rate Demand Notes – 2.37%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.57% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,150,000	$1,150,000
Series B-2 0.56% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
(Children’s Hospital Clinics)
Series A-II 0.60% 8/15/37 (AGM) (SPA – U.S. Bank N.A.)	300,000	300,000

Total Short-Term Investments (cost $4,450,000)		4,450,000

Total Value of Securities – 101.08% (cost $179,174,129)		$190,153,767

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $2,051,976, which represents 1.09% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $1,826,752, which represents 0.97% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2016

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$584,360,709	$105,223,241	$185,703,767
Short-term investments, at value[2]	2,625,000	525,000	4,450,000
Interest receivable	7,002,371	1,094,881	2,161,888
Receivable for fund shares sold	637,754	112,836	277,614

Total assets	594,625,834	106,955,958	192,593,269

Liabilities:
Cash overdraft	498,013	173,246	1,660,496
Payable for securities purchased	5,330,100	726,480	2,465,599
Income distribution payable	428,649	70,263	131,832
Payable for fund shares redeemed	140,571	141,686	18,010
Investment management fees payable to affiliates	224,221	47,935	76,823
Distribution fees payable to affiliates	147,199	21,465	55,629
Other accrued expenses	134,760	28,852	50,991
Dividend disbursing and transfer agent fees and expenses payable to affiliates	10,094	1,821	3,203
Audit and tax fees payable	4,584	3,844	3,812
Trustees’ fees and expenses payable	3,308	596	1,041
Accounting and administration expenses payable to affiliates	2,341	422	743
Legal fees payable to affiliates	877	161	277
Reports and statements to shareholders payable to affiliates	432	78	138

Total liabilities	6,925,149	1,216,849	4,468,594

Total Net Assets	$587,700,685	$105,739,109	$188,124,675

Net Assets Consist of:
Paid-in capital	$543,793,513	$98,798,465	$181,784,466
Distributions in excess of net investment income	(215,430)	(785)	—
Accumulated net realized gain (loss) on investments	(1,540,089)	64,884	(4,639,429)
Net unrealized appreciation of investments	45,662,691	6,876,545	10,979,638

Total Net Assets	$587,700,685	$105,739,109	$188,124,675

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$481,065,811	$79,730,436	$121,168,187
Shares of beneficial interest outstanding, unlimited authorization, no par	37,368,515	6,966,628	10,890,214
Net asset value per share	$12.87	$11.44	$11.13
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.48	$11.76	$11.65

Class C:
Net assets	$53,502,222	$13,314,902	$35,750,893
Shares of beneficial interest outstanding, unlimited authorization, no par	4,142,707	1,160,967	3,206,888
Net asset value per share	$12.91	$11.47	$11.15

Institutional Class:
Net assets	$53,132,652	$12,693,771	$31,205,595
Shares of beneficial interest outstanding, unlimited authorization, no par	4,128,298	1,108,730	2,805,658
Net asset value per share	$12.87	$11.45	$11.12

[1]Investments, at cost	$538,698,018	$98,346,696	$174,724,129
[2]Short-term investments, at cost	2,625,000	525,000	4,450,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2016

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$23,411,013	$3,887,358	$7,249,462

Expenses:
Management fees	3,108,591	517,771	967,691
Distribution expenses — Class A	1,208,448	207,354	300,000
Distribution expenses — Class C	488,139	125,691	335,602
Dividend disbursing and transfer agent fees and expenses	406,321	81,134	140,057
Accounting and administration expenses	185,200	33,548	56,984
Legal fees	51,694	10,011	15,642
Registration fees	49,993	16,331	10,729
Reports and statements to shareholders	47,224	13,202	18,283
Audit and tax fees	43,084	42,344	42,312
Trustees’ fees and expenses	27,467	4,994	8,454
Custodian fees	24,354	4,749	7,829
Other	36,547	16,564	21,714

	5,677,062	1,073,693	1,925,297
Less expenses waived	(549,347)	(26,075)	(163,687)
Less waived distribution expenses — Class A	—	(82,942)	—
Less expense paid indirectly	(383)	(64)	(105)

Total operating expenses	5,127,332	964,612	1,761,505

Net Investment Income	18,283,681	2,922,746	5,487,957

Net Realized and Unrealized Gain:
Net realized gain on investments	1,245,728	210,669	293,830
Net change in unrealized appreciation (depreciation) of investments	11,243,374	1,840,780	4,356,386

Net Realized and Unrealized Gain	12,489,102	2,051,449	4,650,216

Net Increase in Net Assets Resulting from Operations	$30,772,783	$4,974,195	$10,138,173

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/16	8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,283,681	$19,428,620
Net realized gain	1,245,728	1,450,306
Net change in unrealized appreciation (depreciation)	11,243,374	(4,486,338)

Net increase in net assets resulting from operations	30,772,783	16,392,588

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(15,753,186)	(17,349,446)
Class B	—	(1,251)
Class C	(1,219,395)	(1,204,147)
Institutional Class	(1,374,763)	(991,348)

	(18,347,344)	(19,546,192)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,364,611	22,802,354
Class C	10,427,741	7,051,722
Institutional Class	24,205,727	16,608,226

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	13,061,531	14,050,860
Class B	—	934
Class C	1,099,622	1,069,001
Institutional Class	1,261,298	916,011

	87,420,530	62,499,108

	Year ended
	8/31/16	8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(59,159,857)	$(57,938,666)
Class B	—	(457,631)
Class C	(4,470,992)	(4,073,143)
Institutional Class	(5,266,453)	(2,798,163)

	(68,897,302)	(65,267,603)

Increase (decrease) in net assets derived from capital share transactions	18,523,228	(2,768,495)

Net Increase (Decrease) in Net Assets	30,948,667	(5,922,099)

Net Assets:
Beginning of year	556,752,018	562,674,117

End of year	$587,700,685	$556,752,018

Distributions in excess of net investment income	$(215,430)	$(226,841)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/16	8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,922,746	$2,997,800
Net realized gain	210,669	194,821
Net change in unrealized appreciation (depreciation)	1,840,780	(1,134,514)

Net increase in net assets resulting from operations	4,974,195	2,058,107

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,419,983)	(2,642,880)
Class C	(259,127)	(259,970)
Institutional Class	(243,028)	(95,494)

	(2,922,138)	(2,998,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,598,977	9,934,059
Class C	2,151,769	1,531,754
Institutional Class	9,193,108	2,451,746

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,121,972	2,330,887
Class C	245,356	237,953
Institutional Class	229,586	90,218

	20,540,768	16,576,617

	Year ended
	8/31/16	8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,293,224)	$(17,357,339)
Class C	(1,070,105)	(2,572,600)
Institutional Class	(1,295,683)	(499,641)

	(17,659,012)	(20,429,580)

Increase (decrease) in net assets derived from capital share transactions	2,881,756	(3,852,963)

Net Increase (Decrease) in Net Assets	4,933,813	(4,793,200)

Net Assets:
Beginning of year	100,805,296	105,598,496

End of year	$105,739,109	$100,805,296

Distributions in excess of net investment income	$(785)	$(1,319)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/16	8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,487,957	$5,661,730
Net realized gain	293,830	496,529
Net change in unrealized appreciation (depreciation)	4,356,386	(1,123,236)

Net increase in net assets resulting from operations	10,138,173	5,035,023

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,958,434)	(4,315,518)
Class B	—	(1,495)
Class C	(853,841)	(902,931)
Institutional Class	(786,400)	(456,934)

	(5,598,675)	(5,676,878)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,179,207	19,760,433
Class C	4,655,746	4,311,495
Institutional Class	17,825,598	9,317,694

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,147,387	3,408,058
Class B	—	1,375
Class C	726,911	795,384
Institutional Class	725,923	440,872

	42,260,772	38,035,311

	Year ended
	8/31/16	8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(22,859,653)	$(19,120,109)
Class B	—	(525,869)
Class C	(2,667,925)	(5,095,771)
Institutional Class	(2,781,029)	(1,335,715)

	(28,308,607)	(26,077,464)

Increase in net assets derived from capital share transactions	13,952,165	11,957,847

Net Increase in Net Assets	18,491,663	11,315,992

Net Assets:
Beginning of year	169,633,012	158,317,020

End of year	$188,124,675	$169,633,012

Distributions in excess of net investment income	$—	$(2,683)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.600	$12.670	$11.970	$13.030	$12.480

0.414	0.444	0.445	0.445	0.487
0.271	(0.067)	0.734	(0.973)	0.660

0.685	0.377	1.179	(0.528)	1.147

(0.415)	(0.447)	(0.444)	(0.445)	(0.488)
—	—	(0.035)	(0.087)	(0.109)

(0.415)	(0.447)	(0.479)	(0.532)	(0.597)

$12.870	$12.600	$12.670	$11.970	$13.030

5.52%	3.02%	10.03%	(4.24% )	9.41%

$481,066	$479,275	$503,072	$540,533	$577,061
0.85%	0.87%	0.90%	0.90%	0.90%
0.95%	0.96%	0.95%	0.95%	0.92%
3.25%	3.51%	3.61%	3.47%	3.81%
3.15%	3.42%	3.56%	3.42%	3.79%
15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.640	$12.710	$12.010	$13.070	$12.520

0.319	0.350	0.354	0.350	0.392
0.271	(0.067)	0.734	(0.973)	0.660

0.590	0.283	1.088	(0.623)	1.052

(0.320)	(0.353)	(0.353)	(0.350)	(0.393)
—	—	(0.035)	(0.087)	(0.109)

(0.320)	(0.353)	(0.388)	(0.437)	(0.502)

$12.910	$12.640	$12.710	$12.010	$13.070

4.73%	2.25%	9.19%	(4.93% )	8.58%

$53,502	$45,393	$41,612	$42,985	$41,368
1.60%	1.62%	1.65%	1.65%	1.65%
1.70%	1.71%	1.70%	1.70%	1.67%
2.50%	2.76%	2.86%	2.72%	3.06%
2.40%	2.67%	2.81%	2.67%	3.04%
15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

		12/31/13[1] to 8/31/14
Year ended

8/31/16	8/31/15

$12.590	$12.660	$12.070

0.445	0.476	0.336
0.282	(0.067)	0.589

0.727	0.409	0.925

(0.447)	(0.479)	(0.335)

(0.447)	(0.479)	(0.335)

$12.870	$12.590	$12.660

5.87%	3.27%	7.74%

$53,133	$32,084	$17,533
0.60%	0.62%	0.65%
0.70%	0.71%	0.70%
3.50%	3.76%	3.84%
3.40%	3.67%	3.79%
15%	11%	10% [4]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.220	$11.320	$10.840	$11.530	$11.130

0.331	0.337	0.342	0.330	0.355
0.220	(0.100)	0.490	(0.675)	0.400

0.551	0.237	0.832	(0.345)	0.755

(0.331)	(0.337)	(0.342)	(0.330)	(0.355)
—	—	(0.010)	(0.015)	—

(0.331)	(0.337)	(0.352)	(0.345)	(0.355)

$11.440	$11.220	$11.320	$10.840	$11.530

4.98%	2.12%	7.79%	(3.09% )	6.88%

$79,730	$84,663	$90,571	$90,110	$97,032
0.84%	0.85%	0.84%	0.84%	0.84%
0.97%	0.98%	0.98%	0.97%	0.94%
2.92%	2.98%	3.08%	2.89%	3.12%
2.79%	2.85%	2.94%	2.76%	3.02%
14%	14%	14%	17%	21%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.240	$11.350	$10.860	$11.560	$11.160

0.235	0.241	0.249	0.233	0.259
0.230	(0.110)	0.500	(0.685)	0.400

0.465	0.131	0.749	(0.452)	0.659

(0.235)	(0.241)	(0.249)	(0.233)	(0.259)
—	—	(0.010)	(0.015)	—

(0.235)	(0.241)	(0.259)	(0.248)	(0.259)

$11.470	$11.240	$11.350	$10.860	$11.560

4.17%	1.16%	6.96%	(3.99% )	5.96%

$13,315	$11,740	$12,651	$14,538	$16,210
1.69%	1.70%	1.69%	1.69%	1.69%
1.72%	1.73%	1.73%	1.72%	1.69%
2.07%	2.13%	2.23%	2.04%	2.27%
2.04%	2.10%	2.19%	2.01%	2.27%
14%	14%	14%	17%	21%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

		12/31/13[1]
Year ended		to

8/31/16	8/31/15	8/31/14

$11.220	$11.330	$10.950

0.348	0.354	0.255
0.230	(0.110)	0.380
0.578	0.244	0.635

(0.348)	(0.354)	(0.255)
(0.348)	(0.354)	(0.255)

$11.450	$11.220	$11.330

5.22%	2.18%	5.85%

$12,694	$ 4,402	$ 2,376
0.69%	0.70%	0.69%
0.72%	0.73%	0.73%
3.07%	3.13%	3.21%
3.04%	3.10%	3.17%
14%	14%	14% [4]

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$10.840	$10.880	$10.250	$11.080	$10.490

0.355	0.383	0.404	0.399	0.420
0.297	(0.039)	0.628	(0.831)	0.596

0.652	0.344	1.032	(0.432)	1.016

(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

$11.130	$10.840	$10.880	$10.250	$11.080

6.12%	3.20%	10.25%	(4.06% )	9.86%

$121,168	$122,618	$119,044	$121,232	$124,717
0.89%	0.91%	0.89%	0.89%	0.89%
0.98%	1.01%	0.99%	0.99%	0.97%
3.23%	3.52%	3.82%	3.64%	3.89%
3.14%	3.42%	3.72%	3.54%	3.81%
15%	16%	15%	14%	13%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$10.870	$10.900	$10.270	$11.100	$10.510

0.273	0.302	0.326	0.318	0.340
0.287	(0.029)	0.628	(0.832)	0.596
0.560	0.273	0.954	(0.514)	0.936

(0.280)	(0.303)	(0.324)	(0.316)	(0.346)
(0.280)	(0.303)	(0.324)	(0.316)	(0.346)

$11.150	$10.870	$10.900	$10.270	$11.100

5.22%	2.53%	9.41%	(4.77% )	9.03%

$35,751	$32,174	$32,279	$33,140	$33,432
1.64%	1.66%	1.64%	1.64%	1.64%
1.73%	1.76%	1.74%	1.74%	1.72%
2.48%	2.77%	3.07%	2.89%	3.14%
2.39%	2.67%	2.97%	2.79%	3.06%
15%	16%	15%	14%	13%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

		12/31/13[1]
Year ended		to

8/31/16	8/31/15	8/31/14

$10.840	$10.880	$10.350

0.382	0.410	0.312
0.287	(0.039)	0.528
0.669	0.371	0.840

(0.389)	(0.411)	(0.310)
(0.389)	(0.411)	(0.310)

$11.120	$10.840	$10.880

6.28%	3.46%	8.21%

$31,206	$14,841	$ 6,470
0.64%	0.66%	0.64%
0.73%	0.76%	0.74%
3.48%	3.77%	4.04%
3.39%	3.67%	3.94%
15%	16%	15% [4]

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2016

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. On May 30, 2013, Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were eliminated. Effective Sept. 25, 2014, all remaining shares of Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended Aug. 31, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended Aug. 31, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$383	$64	$105

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its investment advisory fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2015 through Aug. 31, 2016.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net asset of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$27,156	$4,919	$8,357

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$118,811	$21,522	$36,558

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2015 through Aug. 31, 2016.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$11,966	$2,168	$3,672

For the year ended Aug. 31, 2016, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$63,597	$6,895	$22,404

For the year ended Aug. 31, 2016, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$ 613	$296	$7,091
Class C	1,092	86	859

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2016, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/

trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. There were no Rule 17a-7 realized gain (loss) for the year ended Aug. 31, 2016. Pursuant to these procedures, for the year ended Aug. 31, 2016, each Fund engaged in securities purchases and securities sales as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$33,166,931	$6,250,360	$18,401,087
Sales	32,802,131	5,575,383	12,875,683

*The aggregate contractual waiver period covering this report is from Dec. 29, 2014 through Dec. 29, 2016.

3. Investments

For the year ended Aug. 31, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$109,479,242	$17,840,675	$39,493,042
Sales	85,260,456	14,431,247	26,542,656

At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$541,327,248	$98,871,796	$179,168,315

Aggregate unrealized appreciation of investments	$46,017,563	$ 6,945,139	$ 11,108,595
Aggregate unrealized depreciation of investments	(359,102)	(68,694)	(123,143)

Net unrealized appreciation of investments	$45,658,461	$ 6,876,445	$ 10,985,452

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Delaware Tax-Free Minnesota Fund

Securities	Level 2
Municipal Bonds	$584,360,709
Short-Term Investments	2,625,000

Total Value of Securities	$586,985,709

Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 2
Municipal Bonds	$105,223,241
Short-Term Investments	525,000

Total Value of Securities	$105,748,241

Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 2
Municipal Bonds	$185,703,767
Short-Term Investments	4,450,000

Total Value of Securities	$190,153,767

During the year ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2016, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2016 and 2015 was as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Year ended 8/31/16
Ordinary income	$62,813	$—	$56,800
Tax-exempt income	18,284,531	2,922,138	5,541,875

Total	$18,347,344	$2,922,138	$5,598,675

Year ended 8/31/15
Ordinary income	$128,074	$—	$27,212
Tax-exempt income	19,418,118	2,998,344	5,649,666

Total	$19,546,192	$2,998,344	$5,676,878

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2016, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Shares of beneficial interest	$543,793,513	$ 98,798,465	$181,784,466
Undistributed tax-exempt income	213,219	69,478	131,832
Undistributed long-term capital gain	—	64,984	—
Capital loss carryforwards	(1,535,859)	—	(4,645,243)
Distributions payable	(428,649)	(70,263)	(131,832)
Unrealized appreciation of investments	45,658,461	6,876,445	10,985,452
Net assets	$587,700,685	$105,739,109	$188,124,675

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2016, each Fund recorded the following reclassifications:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Distributions in excess of net investment income	$ 75,074	$(74)	$ 113,401
Accumulated net realized gain (loss)	(75,074)	74	(113,401)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2016, the Funds utilized capital loss carryforwards as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Capital loss carryforwards utilized	$1,226,535	$145,774	$293,874

Capital loss carryforwards remaining at Aug. 31, 2016 will expire as follows:

Year of expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Minnesota Fund	$1,535,859	$—
Delaware Minnesota High-Yield Municipal Bond Fund	737,530	849,240

Notes to financial statements

Delaware Investments ® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended		Year ended		Year ended

	8/31/16	8/31/15	8/31/16	8/31/15	8/31/16	8/31/15
Shares sold:
Class A	2,932,737	1,798,126	581,319	875,739	1,381,534	1,810,912
Class C	814,808	554,042	189,236	135,340	422,381	394,131
Institutional Class	1,894,217	1,311,449	809,883	218,794	1,623,503	856,436

Shares issued upon reinvestment of dividends and distributions:
Class A	1,025,969	1,109,147	187,219	206,393	286,859	312,703
Class B	—	74	—	—	—	126
Class C	86,077	84,130	21,589	21,032	66,112	72,841
Institutional Class	98,996	72,360	20,187	7,994	66,056	40,477

	6,852,804	4,929,328	1,809,433	1,465,292	3,846,445	3,487,626

Shares redeemed:
Class A	(4,636,674)	(4,572,539)	(1,347,933)	(1,535,695)	(2,085,479)	(1,755,989)
Class B	—	(36,119)	—	—	—	(48,250)
Class C	(350,128)	(320,507)	(94,024)	(227,258)	(242,730)	(466,331)
Institutional Class	(412,513)	(220,610)	(113,588)	(44,335)	(252,972)	(122,603)

	(5,399,315)	(5,149,775)	(1,555,545)	(1,807,288)	(2,581,181)	(2,393,173)

Net increase (decrease)	1,453,489	(220,447)	253,888	(341,996)	1,265,264	1,094,453

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/15 Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,929	28,957	$366,598
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the years ended Aug. 31, 2016 and 2015, the Funds had the following exchange transactions:

	Exchange Redemptions Class A Shares	Year ended 8/31/16 Exchange Subscriptions Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	40,302	40,367	$ 518,917
Delaware Tax-Free Minnesota Intermediate Fund	7,520	7,529	86,357
Delaware Minnesota High-Yield Municipal Bond Fund	96,773	96,971	1,076,549

			Year ended 8/31/15
				Exchange
	Exchange Redemptions			Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	2,080	2,255	—	4,348	$55,527
Delaware Tax-Free Minnesota Intermediate Fund	—	1,832	1,838	—	20,911
Delaware Minnesota High-Yield Municipal Bond Fund	3,147	—	—	3,154	34,186

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

7. Line of Credit (continued)

commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Aug. 31, 2016, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2016, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

Insurer	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
AMBAC Assurance Corporation	0.02%	1.21%	—
Assured Guaranty Corporation	4.61%	6.75%	2.18%
Assured Guaranty Municipal Corporation	0.72%	1.91%	0.16%
National Public Finance Guarantee Corporation	0.95%	—	0.54%

	6.30%	9.87%	2.88%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each

Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.” When monitoring compliance with each Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 18, 2016

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2016, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)	(B) Tax-Exempt Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	0.34%	99.66%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	—	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	1.01%	98.99%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund investment management agreements

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Boards of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the

Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to each Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for each Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of each Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile.

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund investment management agreements (continued)

Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes — one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of the Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the fourth quartile and second quartile, respectively, of its Performance Universe. The Board observed that, when compared to other Minnesota municipal debt funds, the Fund’s performance was in line with the Board’s objective; however, when compared to other high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of the Expense. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2016 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund investment management agreements (continued)

Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of May 31, 2016, Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of May 31, 2016, Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Intermediate Fund have not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that each Fund’s fee was structured so that if the Fund grows, economies of scale may be shared.

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Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,3]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015
Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

1 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s (s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	62	Trustee — UBS
President of		Relationship Funds,
Delaware Investments[2]		SMA Relationship
since June 2015 and was the		Trust, and UBS Funds
Regional Head of Americas for		(May 2010–April 2015)
UBS Global Asset
Management from
2010 through 2015.

Private Investor	62	Director —
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Chief Executive Officer	62	None
Private Wealth Management
(2011–2013) and
Market Manager,
New Jersey Private
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	62	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s (s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	62	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.
Private Investor	62	None
(2004–Present)
Chief Executive Officer —	62	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust
Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	62	Director — HSBC Finance
(2010–April 2013),		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010),
and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	62	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member, and Governance
(January 2003–January 2006),		Committee Member —
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)
3M Company

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served as	62	None[3]
Senior Vice President of
the Fund(s) and
the investment advisor
since 2013, General Counsel
of the Fund(s) and
the investment advisor
since 2015, and Secretary
of the Fund(s) and the
investment advisor since 2005.
Daniel V. Geatens has served	62	None[3]
as Vice President and
Treasurer of the Fund(s)
since 2007 and Vice President
and Director of Financial
Administration of the
investment advisor since 2010.
Richard Salus has served as	62	None[3]
Senior Vice President
and Chief Financial Officer
of the Fund(s) and the
investment advisor since 2006.

[3]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds	J.P. Morgan Chase & Co.		International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda s. Landreth
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolio of Voyager Intermediate Tax Free Funds (“Fund”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Fund. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Fund has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Fund’s financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Fund’s financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Fund’s filings with the SEC that contain the Fund’s financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Fund could be required to have independent audits conducted on the Fund’s previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Fund.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,500 for the fiscal year ended August 31, 2016.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $37,030 for the fiscal year ended August 31, 2015.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,584 for the fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,584 for the fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,036,000 and $7,530,526 for the registrant’s fiscal years ended August 31, 2016 and August 31, 2015, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	November 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	November 2, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2016